Mortgage and Other Loans (Details) - Schedule of Mortgage and Other Loans - USD ($)	Mar. 31, 2024	Mar. 06, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Mortgage and Other Loans [Line Items]
Total Short-term debt related to Properties				$ 1,222,000	$ 2,281,211
Less: Deferred financing costs, net					(52,049)
Total Short-term debt related to Properties, net		$ 247,000		1,222,000	2,229,162
Promissory note				5,850,000	6,000,000
Total Short-term debt, net	$ 118,809		190,095	7,072,000	8,229,162
Mortgage with Bank [Member]
Schedule of Mortgage and Other Loans [Line Items]
Total Short-term debt related to Properties					1,059,211
Notes Payable to Banks [Member]
Schedule of Mortgage and Other Loans [Line Items]
Total Short-term debt related to Properties				880,000	880,000
Notes Payable to Banks One [Member]
Schedule of Mortgage and Other Loans [Line Items]
Total Short-term debt related to Properties				342,000	342,000
Promissory Note [Member]
Schedule of Mortgage and Other Loans [Line Items]
Promissory note				975,000
Amex Loan [Member]
Schedule of Mortgage and Other Loans [Line Items]
Promissory note				4,875,000
SAFE Note [Member]
Schedule of Mortgage and Other Loans [Line Items]
Promissory note					6,000,000
First Insurance Loan [Member]
Schedule of Mortgage and Other Loans [Line Items]
Promissory note			$ 190,095